Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Long-term debt excluding finance lease obligations	$ 51,747	$ 52,240
Finance lease obligations	239	99
Long-term debt, gross	51,986	52,339
Less: net unamortized discount	835	839
Less: net unamortized debt issuance costs	138	130
Add: fair value adjustment	(73)	311
Total	50,940	51,681
Less: current maturities	4,751	6,764
Total long-term debt (excluding current portion)	$ 46,189	44,917
Finance lease obligations, interest rate (as a percent)	3.50%
U.S. dollars
Borrowings
Long-term debt, gross	$ 33,605	34,290
Maturing 2022 | U.S. dollars
Borrowings
Long-term debt, gross		5,673
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Maturing 2022 | Pound sterling
Borrowings
Long-term debt excluding finance lease obligations		406
Maturing 2023 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,529	1,573
Debt instrument, weighted-average interest rate (as a percent)	3.40%
Maturing 2024 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,009	5,016
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2025 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,603	608
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2026 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,351	4,356
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2027 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,620	2,221
Debt instrument, weighted-average interest rate (as a percent)	3.10%
Maturing 2028 | U.S. dollars
Borrowings
Long-term debt, gross	$ 313	313
Debt instrument, weighted-average interest rate (as a percent)	6.50%
Maturing 2029 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,250	3,250
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2030 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,350	1,350
Debt instrument, weighted-average interest rate (as a percent)	2.00%
Maturing 2032 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,850	600
Debt instrument, weighted-average interest rate (as a percent)	4.40%
Maturing 2038 | U.S. dollars
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2039 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,745	2,745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2040 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	2.90%
Maturing 2042 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollars
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,000	3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2050 | U.S. dollars
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2052 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,400
Debt instrument, weighted-average interest rate (as a percent)	4.20%
Maturing 2096 | U.S. dollars
Borrowings
Long-term debt, gross	$ 316	316
Debt instrument, weighted-average interest rate (as a percent)	7.10%
Maturing 2023-2040 | Euro
Borrowings
Long-term debt excluding finance lease obligations	$ 17,087	15,903
Debt instrument, weighted-average interest rate (as a percent)	1.10%
Maturing 2024-2026 | Japanese yen
Borrowings
Long-term debt excluding finance lease obligations	$ 694	1,263
Debt instrument, weighted-average interest rate (as a percent)	0.30%
Maturing 2023-2026 | Other currencies
Borrowings
Long-term debt excluding finance lease obligations	$ 361	$ 378
Debt instrument, weighted-average interest rate (as a percent)	16.00%